ACQUISITION (Details Narrative)	May 13, 2024 USD ($)
ACQUISITION
Payment for certain assets	$ 850,000
Inventory	65,000
Purchase of Vehicle and other	28,000
Purchase price amount	$ 943,000
Lease term	44 months
Remaining lease obligation	$ 5,400